DE-SPAC (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 14, 2021	Sep. 30, 2022	Sep. 30, 2021 [1]	Sep. 30, 2020 [1]
Reverse Recapitalization [Line Items]
Stock received by former shareholders (in shares)	12,584,315
Warrants received by former shareholders (in shares)	17,433,333
Fair value of net assets acquired	€ 7.3
Cash and cash equivalents acquired	23.6
Current liabilities assumed	5.7
Deferred underwriting commissions assumed	10.6
Share listing expense	121.9	€ 121.9	€ 0.0	€ 0.0
Net equity proceeds	402.7
Transaction costs	5.9	€ 5.9	€ 0.0	€ 0.0
Share capital
Reverse Recapitalization [Line Items]
Increase in equity	11.6
Capital reserve
Reverse Recapitalization [Line Items]
Increase in equity	€ 391.1

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.